Quantitative and qualitaty information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial Portfolio Segment Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	$ 9,874,249	$ 9,999,057
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	714,411	903,192
Net Credit Losses During Period On Loans Managed And Securitized	189,293	272,562
Commercial Real Estate Construction Financing Receivable Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	330,997	475,984
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	123,170	353,386
Net Credit Losses During Period On Loans Managed And Securitized	(1,883)	20,847
Legacy [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	386,297	648,877
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	60,853	83,196
Net Credit Losses During Period On Loans Managed And Securitized	16,338	52,324
Finance Leases Portfolio Segment Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	540,523	548,706
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	6,420	7,943
Net Credit Losses During Period On Loans Managed And Securitized	943	3,444
Mortgages
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	9,269,263	9,076,243
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,361,636	1,382,534
Net Credit Losses During Period On Loans Managed And Securitized	72,771	29,439
Consumer Portfolio Segment Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,868,886	3,673,755
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	93,119	105,644
Net Credit Losses During Period On Loans Managed And Securitized	126,099	155,765
Loans Securitized Sold [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	(2,932,555)	(3,456,933)
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	(235,584)	(301,960)
Net Credit Losses During Period On Loans Managed And Securitized	(797)	(1,434)
Loans Held For Sale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	(354,468)	(363,093)
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	(96,360)	(263,648)
Net Credit Losses During Period On Loans Managed And Securitized	(34)	1,101
Loans Held In Portfolio [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	24,739,164	24,951,299
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,194,091	3,594,632
Net Credit Losses During Period On Loans Managed And Securitized	493,608	554,738
Covered Under Loss Sharing Agreements With F D I C [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,755,972	4,348,703
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,166,426	1,324,345
Net Credit Losses During Period On Loans Managed And Securitized	$ 90,878	$ 20,690